Trade and other receivables	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
Trade and other receivables	Trade and other receivables

	As at December 31	As at December 31
(in millions of U.S. dollars)	2024	2023
TRADE AND OTHER RECEIVABLES
Trade receivables	21.6	10.2
Sales tax receivable	3.2	5.8
Unsettled provisionally priced concentrate derivatives and swap contracts (Note 12)	1.2	(0.3)
Other	0.2	0.6
Total trade and other receivables	26.2	16.3